Note 11 - Other Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization of Deferred Charges, Total	$ 738,000	$ 629,000	$ 633,000
Consultant and Maintenance Contracts [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Consultant and Maintenance Contracts [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	5 years
Land Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	49 years 255 days
Amortization of Intangible Assets, Total	$ 19,000	$ 19,000	$ 18,000